Derivatives Assets And Liabilities - Disclosure Of Information About Amounts That Affected Statement Of Comprehensive Income As Result Of Hedge Accounting (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Derivative Liabilities [Line Items]
(Losses) Gains on change in fair value of derivatives	$ (67)	$ 127
Currency Derivative Contract [Member]
Disclosure of Derivative Liabilities [Line Items]
(Losses) Gains on change in fair value of derivatives	61	158
Embedded Derivative [Member]
Disclosure of Derivative Liabilities [Line Items]
(Losses) Gains on change in fair value of derivatives	$ (128)	$ (31)